Retirement benefits (Details) £ in Millions	Jun. 30, 2026 GBP (£) section	Dec. 31, 2025 GBP (£)	Sep. 30, 2025 GBP (£)
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 3,100	£ 3,000
Number of Sections of The UK Retirement Fund (UKRF) | section	2
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Country of domicile
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 3,200	£ 3,300
Pension defined benefit plans | Barclays Bank PLC | Country of domicile
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ 1,900
Pension defined benefit plans | Barclays UK | Country of domicile
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ 83